Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (120,141)	$ (123,198)	$ (400,923)
Endesa Energía S.A. [Member] | Other Services Rendered [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 90
Endesa Energía S.A. [Member] | Gas Sales [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			22,307
Endesa Energía S.A. [Member] | Other Operating Income [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		65	420
Enel Latinoamerica S.A. [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Latinoamérica S.A
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(127)	(165)
Endesa Generación [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (160)	(39)	(185)
Endesa Generación [Member] | Fuel Consumption [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(16,975)	(22,958)
Endesa Generación [Member] | Commodity Derivatives [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			(3,275)
SACME [Member] | Other Services Rendered [Member] | Argentina [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	SACME
Country	Argentina
Relationship	Associate
Significant transactions and effects on income/expenses	$ (2,761)
SACME [Member] | Outsourced Services [Member] | Argentina [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	SACME
Country	Argentina
Relationship	Associate
Significant transactions and effects on income/expenses		(2,438)	(3,008)
G N L Chile S A | Other Services Rendered [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses			83
G N L Chile S A | Gas Consumption | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-k
Company	GNL Chile S.A. (*)
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		(20,267)	(189,343)
G N L Chile S A | Other Financial Income [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		2	125
G N L Chile S A | Gas Transportation | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-k
Company	GNL Chile S.A. (*)
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		(13,197)	(79,723)
GNL Quintero S.A. [Member] | Other Services Rendered [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses			993
GNL Quintero S.A. [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		(55)
GNL Quintero S.A. [Member] | Energy Purchases [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		657
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses			4,980
GNL Quintero S.A. [Member] | Tolls [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		(223)	231
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(6,480)
Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eolico Tal Tal S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			332
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		38	(40,409)
Empresa Electrica Panguipulli S .A. [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		88	599
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(2,195)	(16,191)
Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			438
Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(63)	(446)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		194
Enel Iberoamerica SRL [Member] | Other Operating Income [Member] | Spain [Member] | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Significant transactions and effects on income/expenses	$ 10	4	5
Enel Iberoamerica SRL [Member] | Other Fixed Operating Expenses [Member] | Spain [Member] | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Significant transactions and effects on income/expenses	$ (234)	(1,214)	(1,795)
Electrogas S.A. [Member] | Fuel Consumption [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		259	(1,454)
Electrogas S.A. [Member] | Tolls [Member] | Chile [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.
Country	Chile
Relationship	Associate
Significant transactions and effects on income/expenses		(1,309)	(5,036)
Endesa Operaciones y Servicios [Member] | Other Services Rendered [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Operaciones y Servicios
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 259
Endesa Operaciones y Servicios [Member] | Other Operating Income [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa Operaciones y Servicios
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		231	264
Enel Chucas Costa Rica [Member] | Other Services Rendered [Member] | Costa Rica [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	PH Chucas Costa Rica
Country	Costa Rica
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			1,815
Enel Ingegneria e Ricerca [Member] | Other Services Rendered [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		9	55
Enel Ingegneria e Ricerca [Member] | Other Fixed Operating Expenses [Member] | ITALY | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(2,487)	(3,423)
Endesa Espana [Member] | Other Operating Income [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			55
Endesa Espana [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (150)	(170)	(267)
Empresa de Energía de Cundinamarca S.A. [Member] | Other Services Rendered [Member] | Colombia [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses		3,280	4,508
Empresa de Energía de Cundinamarca S.A. [Member] | Other Operating Income [Member] | Colombia [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses		25
Empresa de Energía de Cundinamarca S.A. [Member] | Other Fixed Operating Expenses [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses		(7)
Empresa de Energía de Cundinamarca S.A. [Member] | Energy Purchases [Member] | Colombia [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses		9,101
Empresa de Energía de Cundinamarca S.A. [Member] | Energy Sales [Member] | Colombia [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses			6,512
Empresa de Energía de Cundinamarca S.A. [Member] | Tolls [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Significant transactions and effects on income/expenses		(1,926)	(2,636)
Enel Trade S.p.A. [Member] | Other Operating Income [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		71
Enel Trade S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (1,249)	(821)	(331)
Enel Trade S.p.A. [Member] | Commodity Derivatives [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			(1,273)
Centrales Hidroeléctricas de Aysén S.A. [Member] | Other Services Rendered [Member] | Chile [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Centrales Hidroeléctricas de Aysén S.A.
Country	Chile
Relationship	Joint Venture
Significant transactions and effects on income/expenses			(14)
Sociedad Almeyda Solar Spa [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		53	168
Sociedad Almeyda Solar Spa [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Sociedad Almeyda Solar Spa (*)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(1,208)	(4,987)
Sociedad Almeyda Solar Spa [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		51
Sociedad Almeyda Solar Spa [Member] | Energy Sales [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			133
Sociedad Almeyda Solar Spa [Member] | Tolls [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(60)	(235)
Transmisora Electrica De Quillota Ltda [Member] | Tolls [Member] | Chile [Member] | Joint Venture [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda. (*)
Country	Chile
Relationship	Joint Venture
Significant transactions and effects on income/expenses		(364)	(2,251)
Enel S.p.A. [Member] | Other Operating Income [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Significant transactions and effects on income/expenses	$ 593	153	190
Enel S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Significant transactions and effects on income/expenses	$ (12,758)	(18,284)	(20,723)
Enel S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Significant transactions and effects on income/expenses	$ (1,686)		(110)
Parque Eolico Valle de los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eolico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(4,155)	(22,803)
Parque Eolico Valle de los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eolico Valle de los Vientos S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			1,023
Parque Eolico Valle de los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eolico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		206
Enel Italia Servizi SRL [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (16,805)
Enel Italia [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Italia
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(6,120)	(257)
Enel Green Power Cristal Eólica [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristal Eolica
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		7	8
Enel Green Power Cristal Eólica [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristal Eolica
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 6
Enel Green Power SAO Judas Eolica [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power SAO Judas Eolica
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 6	7	8
Enel Green Power Primavera Eolica [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Primavera Eolica
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 6	7	8
Quatiara Energia S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Quatiara Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (2,406)		(100)
Quatiara Energia S.A. [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Quatiara Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 593
Enel Green Power Emiliana Eolica Sa [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		36	12
Enel Green Power Emiliana Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (7,182)	(4,029)	(3,028)
Enel Green Power Emiliana Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2,753	598
Enel Green Power Emiliana Eolica Sa [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 8
Enel Green Power Joana Eolica Sa [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		28	11
Enel Green Power Joana Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (8,483)	(3,652)	(2,236)
Enel Green Power Joana Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2,912	433
Enel Green Power Joana Eolica Sa [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 8
Enel Green Power Pau Ferro Eolica Sa [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		34	5
Enel Green Power Pau Ferro Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (9,685)	(5,146)	(3,663)
Enel Green Power Pau Ferro Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3,479	762
Enel Green Power Pau Ferro Eolica Sa [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 7
Enel Green Power Pedra Do Gerônimo Eólic [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		19	5
Enel Green Power Pedra Do Gerônimo Eólic [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (7,705)	(4,448)	(3,533)
Enel Green Power Pedra Do Gerônimo Eólic [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2,569	719
Enel Green Power Pedra Do Gerônimo Eólic [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 7
Enel Green Power Tacaicó Eólica Sa [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Tacaicó Eólica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		12	3
Enel Green Power Tacaicó Eólica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Tacaicó Eólica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (6,159)	(2,477)	(1,390)
Enel Green Power Tacaicó Eólica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Tacaicó Eólica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2,328	286
Enel Green Power Tacaicó Eólica Sa [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Tacaicó Eólica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 5
Enel Green Power Modelo I Eolica SA [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo I Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		57	11
Enel Green Power Modelo I Eolica SA [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo I Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (7,725)	(5,297)	(4,550)
Enel Green Power Modelo I Eolica SA [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo I Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2,622	918
Enel Green Power Modelo I Eolica SA [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo I Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 9
Enel Green Power Modelo II Eolica SA [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo II Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		37	9
Enel Green Power Modelo II Eolica SA [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo II Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (5,646)	(3,659)	(3,052)
Enel Green Power Modelo II Eolica SA [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo II Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1,948	615
Enel Green Power Modelo II Eolica SA [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Modelo II Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 8
Enel Produzione [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (532)	(487)	(616)
Enel Green Power Damascena S.A. [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Damascena S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		13	4
Enel Green Power Damascena S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Damascena S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 7
Enel Green Power Esperanca S.A. [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Esperança S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		12	4
Enel Green Power Esperanca S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Esperança S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 11
Enel Green Power Manicoba S.A. [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Maniçoba S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		13	4
Enel Green Power Manicoba S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Maniçoba S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 12
Enel Solucoes Energeticas Ltda [Member] | Other Services Rendered [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Solucoes Energeticas Ltda.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		1
Enel Solucoes Energeticas Ltda [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Solucoes Energeticas Ltda
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1
Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services Rendered [Member] | MEXICO | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Energía Nueva Energía Limpia Mexico S.R.L
Country	Mexico
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 54	19	25
Enel Green Power Italy [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Italia
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (93)	(192)	(105)
Enel Green Power Dois Riachos Eolica S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Dois Riachos Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (13,092)	(5,025)
Enel Green Power Dois Riachos Eolica S.A. [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Dois Riachos Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 4,388
Enel Distribución Chile S.A. (Ex Chilectra S.A.) [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A. (Ex Chilectra S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(19)
Enel Distribución Chile S.A. (Ex Chilectra S.A.) [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A. (Ex Chilectra S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (169)	(262)
Enel Distribución Chile S.A. (Ex Chilectra S.A.) [Member] | Other Financial Income [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A. (Ex Chilectra S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		49
Enel Distribución Chile S.A. (Ex Chilectra S.A.) [Member] | Sales Of Spare Parts [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A. (Ex Chilectra S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		5,204
Enel Generación Chile S.A. (Ex Endesa S.A.) [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A. (Ex Endesa S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		77
Enel Generación Chile S.A. (Ex Endesa S.A.) [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A. (Ex Endesa S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (264)	(4,244)
Enel Generación Chile S.A. (Ex Endesa S.A.) [Member] | Other Financial Income [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A. (Ex Endesa S.A.)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		1,543
Celta [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.770.940-9
Company	Celta
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(599)
Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		128
Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Operating Income [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		79
Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (3,328)	(3,381)
Gas Atacama Chile [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	Gas Atacama Chile
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (465)
Enel Chile S.A. Ex Enersis Chile [Member] | Other Services Rendered [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A. (Ex Enersis Chile)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		4,244
Enel Chile S.A. Ex Enersis Chile [Member] | Other Fixed Operating Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A. (Ex Enersis Chile)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (3,931)	(8,055)
Enel Chile S.A. Ex Enersis Chile [Member] | Other Financial Expenses [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A. (Ex Enersis Chile)
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(490)
Enel Chile S A [Member] | Other Operating Income [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 16
Enel Chile S A [Member] | Other Financial Income [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 431
Yacylec [Member] | Other Services Rendered [Member] | Argentina [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Yacylec
Country	Argentina
Relationship	Associate
Significant transactions and effects on income/expenses	$ 14	15	20
Yacylec [Member] | Other Fixed Operating Expenses [Member] | Argentina [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Yacylec
Country	Argentina
Relationship	Associate
Significant transactions and effects on income/expenses	$ (162)
Yacylec [Member] | Other Services Rendered [Member] | Argentina [Member] | Associates [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Yacylec
Country	Argentina
Relationship	Associate
Significant transactions and effects on income/expenses		(150)	(187)
Enel Green Power Paranapanema S.A [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Paranapanema S.A
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (1,287)	(557)
Enel Distribuzione [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (143)	(94)
Enel Green Power Mourao S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Mourao S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (251)	(177)
Parque Eolico Talinay Oriente SA [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		59
Parque Eolico Talinay Oriente SA [Member] | Energy Sales [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses			234
Parque Eolico Talinay Oriente SA [Member] | Energy Purchases [Member] | Chile [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses		(150)	$ (772)
Enel Green Power Cabeça de Boi [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cabeca de Boi SA
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 202	743
Enel Green Power Cabeça de Boi [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cabeca de Boi SA
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (4,561)	(1,054)
Enel Green Power Salto Apiacas [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Salto Apiacas SA
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (6,283)
Enel Green Power Ituverava Norte Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Ituverava Norte Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 6
Enel Green Power Ituverava Sur Solar S A [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Ituverava Sur Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 12
Enel Green Power Ituverava Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Ituverava Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 8
Enel Energia [Member] | Other Operating Income [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Energía
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 88
Enel Green Power Colombia [Member] | Other Services Rendered [Member] | Colombia [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Colombia
Country	Colombia
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 263
Enel Green Power Cristalandia I Eolica S A | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia I EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (4,423)
Enel Green Power Cristalandia I Eolica S A | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia I EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1,532
Enel Green Power Cristalandia I Eolica S A | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia I EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2
Enel Green Power Cristalandia I I Eolica S A | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia II EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (10,537)
Enel Green Power Cristalandia I I Eolica S A | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia II EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 4,500
Enel Green Power Cristalandia I I Eolica S A | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Cristalandia II EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 5
Socibe Energia S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Socibe Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (5,118)
Socibe Energia S.A. [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Socibe Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1,260
Enel Green Power Delfina A Eolica S A | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina A Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 8
Enel Green Power Delfina B Eolica S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina B Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (839)
Enel Green Power Delfina B Eolica S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina B Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 2
Enel Green Power Delfina C Eolica S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina C Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (316)
Enel Green Power Delfina C Eolica S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina C Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1
Enel Green Power Delfina D Eolica S.A. [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina D Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (1,624)
Enel Green Power Delfina D Eolica S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina D Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3
Enel Green Power Delfina E Eolica S A | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina E Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (1,624)
Enel Green Power Delfina E Eolica S A | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Delfina E Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3
Enel Green Power Nova Olinda B Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Nova Olinda B Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3
Enel Green Power Nova Olinda C Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Nova Olinda C Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3
Enel Green Power Nova Olinda Norte Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Nova Olinda Norte Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 3
Enel Green Power Nova Olinda Sul Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Nova Olinda Sul Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 1
Enel Green Power Horizonte M P Solar Sa | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Horizonte MP Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 7
Enel Green Power Nova Lapa Solar S.A. [Member] | Electricity Tolls [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power NOVA LAPA SOLAR S.A.
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 4
Enel Green Power Argentina [[Member] | Other Services Rendered [Member] | Argentina [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Argentina
Country	Argentina
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 589
Enel Green Power North America Inc [Member] | Other Services Rendered [Member] | UNITED STATES | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power North Amercia Inc.
Country	United States
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 6
Enel Fortuna S.A. [Member] | Other Fixed Operating Expenses [Member] | Panama [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel fortuna S.A.
Country	Panama
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (58)
Enel Green Power SPA [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power SPA
Country	Italy
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (81)
Enel Green Powe Fazenda SA [Member] | Energy Purchases [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Fazenda SA
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ (4,001)	(963)
Enel Green Powe Fazenda SA [Member] | Energy Sales [Member] | Brazil [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Company	Enel Green Power Fazenda SA
Country	Brazil
Relationship	Common Immediate Parent
Significant transactions and effects on income/expenses	$ 164	$ 335